Employee benefit plans (Changes in Level 3 Plan Assets Measured At Fair Value) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,369,236	¥ 1,447,802
Actual return on plan assets	81,600	(94,669)
Balance at end of year	1,483,889	1,369,236	¥ 1,447,802
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	692,801	713,528
Actual return on plan assets	74,760	11,042
Balance at end of year	758,306	692,801	713,528
Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	373,403
Balance at end of year	376,291	373,403
Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	148,365
Balance at end of year	146,590	148,365
Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	74,070
Balance at end of year	76,710	74,070
Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	58,632
Balance at end of year	58,287	58,632
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	2,664	1,251	1,322
Actual return on plan assets	(11)	(2)	21
Purchases, sales and settlements	(2,076)	1,415	(92)
Balance at end of year	577	2,664	1,251
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	30,758
Balance at end of year	30,903	30,758
Level 3 | Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	146	233	322
Actual return on plan assets		1	2
Purchases, sales and settlements	(65)	(88)	(91)
Balance at end of year	81	146	233
Level 3 | Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	2,518	1,018	1,000
Actual return on plan assets	(11)	(3)	19
Purchases, sales and settlements	(2,011)	1,503	(1)
Balance at end of year	496	2,518	1,018
Level 3 | Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	30,758	17,511	14,465
Actual return on plan assets	279	1,966	2,510
Purchases, sales and settlements		12,372	(1,889)
Other	(134)	(1,091)	2,425
Balance at end of year	¥ 30,903	¥ 30,758	¥ 17,511